Submission	Jun. 18, 2025
Submission [Line Items]
Central Index Key	0001745916
Registrant Name	PennyMac Financial Services, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES